Share-Based Payments - Summary of Movements in Executive Share Plan Awards (Detail) shares in Millions, Instrument in Millions	12 Months Ended
Mar. 31, 2018 Instrument shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
At 1 April 2017	56
Awards granted	38
Awards vested	(5)
Awards lapsed	(21)
Dividend shares reinvested | shares	4
At 31 March 2018	72
Incentive Share Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
At 1 April 2017	45
Awards granted	26
Awards lapsed	(20)
Dividend shares reinvested | shares	3
At 31 March 2018	54
Deferred Bonus Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
At 1 April 2017	7
Awards granted	2
Awards vested	(3)
At 31 March 2018	6
Retention Share Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
At 1 April 2017	4
Awards granted	10
Awards vested	(2)
Awards lapsed	(1)
Dividend shares reinvested | shares	1
At 31 March 2018	12